Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2026
Financial risk management and financial instruments
Financial instruments

		Carrying		Carrying
		value	Fair value	value	Fair value	Fair value
		2026	2026	2025	2025	hierarchy
Financial instrument	Note	Rm	Rm	Rm	Rm	of inputs
Financial assets
At amortised cost
Long-term restricted cash[4]		2 145	2 145	1 945	1 945
Long-term receivables	17	2 768	2 768	2 884	2 848	Level 3[1]
Trade and other receivables	22	36 766	36 766	33 752	33 752
Cash and cash equivalents	25	43 304	43 304	41 050	41 050
At fair value through profit or loss
Long-term and short-term financial assets		9 084	9 084	6 395	6 395
Commodity and currency derivative assets		2 230	2 230	2 360	2 360	Level 2
Oxygen supply contract embedded derivative assets		3 022	3 022	863	863	Level 3
Other short-term investments		3 832	3 832	3 172	3 172	Level 1
Other long-term investments[4]		1 251	1 251	1 052	1 052	Level 1[2]
Other receivables	22	1 197	1 197	1 428	1 428	Level 3[7]
Designated at fair value through other comprehensive income
Investments in unlisted securities[4]		8	8	8	8	Level 3[3]
Financial liabilities
At amortised cost
Total long-term debt	13	92 374	92 121	102 645	98 316
Listed long-term debt (US$ bonds)[8]		53 886	53 275	58 313	53 959	Level 1[2]
Listed long-term debt (Rand bonds)[5]		9 121	9 064	4 522	4 445	Level 2[2]
Listed convertible bonds		11 368	11 405	12 238	12 263	Level 3[6]
Unlisted long-term debt[5]		17 999	18 377	27 572	27 649	Level 3[1]
Short-term debt and bank overdraft		1 266	1 266	668	668
Trade and other payables	23	34 831	34 831	34 757	34 757
At fair value through profit or loss
Long-term and short-term financial liabilities		549	549	66	66
Commodity and currency derivative liabilities		240	240	45	45	Level 2
Convertible bond embedded derivative liability		309	309	7	7	Level 3
Oxygen supply contract embedded derivative liabilities		—	—	14	14	Level 3
1	Determined with a discounted cash flow model using market related interest rates and credit risk spreads where applicable.
2	Based on quoted market price for the same instrument. The Rand bonds have been classified as a level 2 fair value measurement due to the relatively low level of liquidity in the debt market.
3	Determined using discounted cash flows modelling forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices and an appropriate discount rate.
4	Presented as part of Other long-term investments in the Statement of financial position.
5	Carrying value includes unamortised loan costs.
6	The fair value of the amortised cost component of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component.
7	The fair value of the contingent consideration receivable was determined by calculating the present value of the expected cash flows using a WACC rate that was adjusted for the Uzbekistan country risk premium.
8	A 2033 US$ bond of US$750 million (R12,3 billion) was issued in April 2026. All of the proceeds were utilised to settle a portion of the 2028 and 2029 US$ bonds.

Schedule of external credit rating

	Credit rating
Agency	2026	2025
S&P	BB+ (Negative)	BB+ (stable)
Moody’s	Ba1 (Negative)	Ba1 (Negative)

Schedule of expected credit losses recognised

A summary of the Group’s exposure to credit risk for trade, other and long-term receivables is as follows:

Trade receivables

	Lifetime ECL
	Simplified	Simplified	Simplified	Credit-
	approach¹	approach²	approach	impaired	Total
	Low risk	Medium risk	Total	High risk	lifetime ECL
	Rm	Rm	Rm	Rm	Rm
2026
Gross carrying amount	25 463	5 968	31 431	597	32 028
Expected credit loss	(8)	(4)	(12)	(210)	(222)
2025
Gross carrying amount	28 585	1 374	29 959	411	30 370
Expected credit loss	(86)	(7)	(93)	(145)	(238)
1	Simplified approach – low risk for trade receivables with no significant increase in credit risk since initial recognition.
2	Simplified approach – medium risk for trade receivables with significant increase in credit risk but not credit impaired.

35	Financial risk management and financial instruments continued
35.2	Financial risk management continued

Other receivables

				12-month
	Lifetime ECL			ECL
				No
	Significant			significant
	increase in			increase in
	credit risk			credit risk
	since initial	Credit-		since initial
	recognition[1]	impaired[2]	Total lifetime	recognition
	Medium risk	High risk	ECL	Low risk	Total
	Rm	Rm	Rm	Rm	Rm
2026
Gross carrying amount[3]	536	568	1 104	3 756	4 860
Expected credit loss	(5)	(542)	(547)	(1)	(548)
2025
Gross carrying amount	1 122	728	1 850	2 425	4 275
Expected credit loss	(3)	(658)	(661)	(2)	(663)
1	Significant increase in credit risk since initial recognition but not credit impaired.
2	A significant balance has been fully provided for and this reflects management’s assessment that there is no reasonable expectation of recovery.
3	This gross carrying amount excludes financial assets classified as measured at fair value through profit or loss.

Long-term receivables

				12-month
	Lifetime ECL			ECL
				No
	Significant			significant
	increase in			increase in
	credit risk			credit risk
	since initial	Credit-		since initial
	recognition	impaired	Total lifetime	recognition
	Medium risk	High risk	ECL	Low risk	Total
	Rm	Rm	Rm	Rm	Rm
2026
Gross carrying amount	1 453	238	1 691	1 152	2 843
Expected credit loss	(30)	(45)	(75)	—	(75)
2025
Gross carrying amount	399	169	568	3 067	3 635
Expected credit loss	(5)	(50)	(55)	(28)	(83)
1	Significant increase in credit risk since initial recognition but not credit impaired.

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows[1]	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2026
Financial assets
Non-derivative instruments
Long-term receivables	17	2 768	3 575	683	1 052	182	1 658
Trade and other receivables	22	37 963	37 963	37 963	—	—	—
Cash and cash equivalents	25	43 304	43 304	43 304	—	—	—
Investments through other comprehensive income		8	8	8	—	—	—
Long-term and short-term investments through profit or loss		3 832	3 832	3 832	—	—	—
		87 875	88 682	85 790	1 052	182	1 658
Derivative instruments
Forward exchange contracts
Inflows		188	14 955	14 955	—	—	—
Outflows		—	(14 767)	(14 767)	—	—	—
Crude oil futures[2]		1 140	7 726	7 726	—	—	—
Foreign exchange zero cost collars		441	441	441	—	—	—
Put options – Rand/US$ currency		50	50	50	—	—	—
Put spread options – Brent crude oil		397	397	397	—	—	—
Other commodity derivatives		14	14	14	—	—	—
Oxygen supply contract embedded derivative		3 022	6 620	158	406	550	5 506
		93 127	104 118	94 764	1 458	732	7 164
Financial liabilities
Non-derivative instruments
Long-term debt[3]	13	(92 374)	(113 323)	(17 424)	(45 009)	(35 280)	(15 610)
Lease liabilities	14	(17 444)	(41 127)	(2 804)	(5 591)	(4 217)	(28 515)
Short-term debt	15	(1 148)	(1 148)	(1 148)	—	—	—
Trade and other payables	23	(34 831)	(34 831)	(34 831)	—	—	—
Bank overdraft	25	(118)	(118)	(118)	—	—	—
		(145 915)	(190 547)	(56 325)	(50 600)	(39 497)	(44 125)
Derivative instruments
Forward exchange contracts
Outflows		(151)	(13 244)	(13 244)	—	—	—
Inflows		—	13 093	13 093	—	—	—
Other commodity derivatives		(6)	(6)	(6)	—	—	—
Put with a call spread option – Brent crude oil		(83)	(83)	(83)	—	—	—
Convertible bond embedded derivative		(309)	(309)	(309)	—	—	—
		(146 464)	(191 096)	(56 874)	(50 600)	(39 497)	(44 125)
1	Contractual cash flows include interest payments.
2	The crude oil futures generate cash inflows in respect of margin calls only once the related crude oil is processed. Accordingly, the future inflows relate to the open lots associated with the outstanding margin calls.
3

The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date, based on obtaining the requisite shareholder approval for the convertible bonds to be settled in Sasol ordinary shares.

	Carrying	Contractual	Within one	One to	Three to	More than
	amount	cash flows[1]	year	three years	five years	five years
	Rm	Rm	Rm	Rm	Rm	Rm
2025
Financial assets
Non-derivative instruments
Long-term receivables	2 884	3 074	42	1 228	246	1 558
Trade and other receivables	35 180	35 180	35 180	—	—	—
Cash and cash equivalents	41 050	41 050	41 050	—	—	—
Investments through other comprehensive income	8	8	8	—	—	—
Investments through profit or loss	3 172	3 172	3 172	—	—	—
	82 294	82 484	79 452	1 228	246	1 558
Derivative instruments
Forward exchange contracts
Inflow[2]	696	19 082	19 082	—	—	—
Outflow[2]	—	(18 386)	(18 386)	—	—	—
Crude oil put options	1 055	1 055	1 055	—	—	—
Foreign exchange zero cost collars	609	609	609	—	—	—
Oxygen supply contract embedded derivative	863	(215)	89	201	292	(797)
	85 517	84 629	81 901	1 429	538	761
Financial liabilities
Non-derivative instruments
Long-term debt[3]	(102 645)	(127 539)	(7 237)	(40 933)	(62 285)	(17 084)
Lease liabilities	(17 360)	(38 780)	(3 659)	(5 475)	(4 361)	(25 285)
Short-term debt	(666)	(666)	(666)	—	—	—
Trade and other payables	(34 757)	(34 757)	(34 757)	—	—	—
Bank overdraft	(1)	(1)	(1)	—	—	—
	(155 429)	(201 743)	(46 320)	(46 408)	(66 646)	(42 369)
Derivative instruments
Forward exchange contracts
Outflow[2]	(15)	(3 357)	(3 357)	—	—	—
Inflow[2]	—	3 342	3 342	—	—	—
Other commodity derivatives	(37)	(39)	(39)	—	—	—
Oxygen supply contract embedded derivative	(14)	15	15	—	—	—
	(155 495)	(201 782)	(46 359)	(46 408)	(66 646)	(42 369)
1	Contractual cash flows include interest payments.
2	In the prior year, certain contractual cash flows relating to FECs were presented on a net basis. The comparative information has been revised to present these cash flows on a gross basis for FEC financial assets and financial liabilities. The revision is presentation-related only and has no impact on the Group's statement of financial position, income statement, statement of comprehensive income, statement of changes in equity or statement of cash flows.
3	The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date. The conversion rights are exercisable at any time.

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2026	2026	2025	2025	2026	2025	2024
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Commodity and currency derivatives
Crude oil put options	—	—	1 055	—	(1 021)	(391)	(953)
Crude oil futures	1 140	—	—	—	(1 716)	—	(180)
Ethane swap options	—	—	—	—	—	—	(17)
Other commodity derivatives	14	(6)	—	(30)	5	(36)	(63)
Forward exchange contracts	188	(151)	696	(15)	1 563	1 132	1 091
Foreign exchange zero cost collars	441	—	609	—	1 355	323	810
Put options – Rand/US dollar currency	50	—	—	—	22	—	—
Put spread options – Brent crude oil	397	—	—	—	(402)	—	—
Put with a call spread option – Brent crude oil	—	(83)	—	—	(347)	—	—
Embedded derivatives
Convertible bond embedded derivative	—	(309)	—	(7)	(312)	52	1 233
Oxygen supply contract embedded derivatives*	3 022	—	863	(14)	2 279	924	443
Non-derivative financial instruments
Investments at fair value through profit or loss**	3 832	—	3 172	—	—	—	—
	9 084	(549)	6 395	(66)	1 426	2 004	2 364
*	Relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our Secunda Operations.
**	Fair value gains and losses are presented in other operating income and expenses, separately from derivative gains and losses.
35	Financial risk management and financial instruments continued
35.2	Financial risk management continued

		Contract/Nominal amount*					Average price**
		Open	Settled	Open	Settled		Open	Open
		2026	2026	2025	2025		2026	2025
		Million	Million	Million	Million
Crude oil put options purchased	barrels	—	22,8	22,5	16,8	US$/bbl	—	59,8
Forward exchange contracts	US$	693	—	907	—	R/US$	16,71	18,51
Forward exchange contracts	EUR	252	—	54	—	US$/EUR	1,17	1,11
Foreign exchange zero cost collars	US$	1 128	1 720	1 720	1 652	R/US$ Floor	16,57	17,60
						R/US$ Cap	19,17	21,13
Put options purchased – Rand/US$ currency***	US$	50	—	—	—	US$/EUR	17,40	—
Put spread options purchased – Brent crude oil***	US$	16	—	—	—	R/US$ Floor	59,00	—
						R/US$ Cap	43,90	—
Put with a call spread option purchased – Brent crude oil***	US$	5	—	—	—	R/US$ Floor	59,00	—
						R/US$ Cap	76,86	—
						R/US$ Upper Cap	86,86	—
*	The nominal amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.
**	For open positions.
***

During the year, the 2026 hedging programme was completed by securing downside protection while retaining upside participation. Total premium paid for contracts entered into in the year US$131,9 million (2025: US$114,09 million).

Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of contingent consideration

	2026	2025
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	1 436	—
Amounts recognised in remeasurement items affecting operating income	—	1 436
Proceeds on disposals of equity accounted investments*	(126)	—
Translation losses recognised in other operating expenses and income	(113)	—
Balance at the end of the year	1 197	1 436

*Payment received on 30 June 2026 relating to contingent consideration from the Uzbekistan GTL LLC disposal.

Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2026	2025
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	849	(34)
Amounts settled during the year	(106)	(41)
Realised fair value gain recognised in other operating expenses and income	105	—
Unrealised fair value gain recognised in other expenses and income in operating profit	2 174	924
Balance at the end of the year	3 022	849

Summary of sensitivities

			Increase/(decrease) in
			profit or loss
	Inputs	Change	2026	2025
Input	applied	in input	Rm	Rm
Rand/US$ Spot price	R16,39/US$	+R1/US$	(443)	(469)
	(2025: R17,75/US$)	-R1/US$	443	469
US$ Swap curve	3,89% – 4,29%	+10bps	60	73
	(2025: 3,42% – 4,07%)	-10bps	(61)	(74)
Rand Swap curve	6,75% – 8,18%	+100bps	(817)	(699)
	(2025: 6,94% – 10,07%)	-100bps	930	791

Convertible bond embedded derivative liability
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2026	2025
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	7	59
Unrealised fair value loss/(gain) recognised in other expenses and income in operating profit	312	(52)
Translation of foreign operations	(10)	—
Balance at the end of the year	309	7

Summary of sensitivities

			Increase/(decrease) in
			profit or loss
	Inputs	Change	2026	2025
Input	applied	in input	Rm	Rm
Credit spread	182bps	+100bps	(157)	(261)
	(2025: 485bps)	-100bps*	161	7
Calibrated volatility	48%	+5%	(107)	(12)
	(2025: 34%)	-5%	97	6
*

A 100bps decrease in the applied credit spread will result in the bond floor exceeding the market price of the instrument and as such the impact has been limited to the value of the embedded derivative at 30 June 2026.

Exchange rate
Financial risk management and financial instruments
Summary of sensitivities

	2026		2025		2024
	Euro	US dollar	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm	Rm	Rm
Equity	(544)	2 938	8	2 058	171	2 740
Income statement	(544)	2 938	8	2 058	171	2 740

Schedule of foreign exchange rates

	Average rate		Closing rate
	2026	2025	2026	2025
	Rand	Rand	Rand	Rand
Rand/EUR	19,70	19,76	18,72	20,92
Rand/US$	16,89	18,17	16,39	17,75

Schedules of information related to foreign currency risk and commodity price risk

	2026		2025
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	5	994	127	645
Trade and other receivables	451	2 213	429	3 912
Cash and cash equivalents	2 475	1 287	1 479	783
Net exposure on assets	2 931	4 494	2 035	5 340
Trade and other payables	(277)	(6 779)	(547)	(3 631)
Net exposure on liabilities	(277)	(6 779)	(547)	(3 631)
Exposure on external balances	2 654	(2 285)	1 488	1 709
Net exposure on balances between Group companies	(8 091)	31 664	(1 409)	18 867
Total net exposure	(5 437)	29 379	79	20 576

Interest rate risk
Financial risk management and financial instruments
Summary of sensitivities

	Income statement and equity— 1% increase
			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm
30 June 2026	245	24	(100)	26
30 June 2025	247	15	(218)	22
30 June 2024	250	32	(328)	21

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2026	2025
	Rm	Rm
Variable rate instruments
Financial assets	40 542	37 790
Financial liabilities*	(25 705)	(30 886)
	14 837	6 904
Fixed rate instruments
Financial assets	6 698	6 895
Financial liabilities	(66 786)	(71 759)
	(60 088)	(64 864)
Interest profile (variable: fixed rate as a percentage of total financial assets)	86:14	85:15
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	28:72	30:70
*	The decrease in variable exposure is mainly due to the repayments made on the RCF (refer to note 13).

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2026	2025
	US$	US$
High	144,42	89,10
Average	79,47	74,59
Low	60,20	61,09